Segment And Geographic Information (Schedule of Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Operating revenue	¥ 11,391,016	¥ 11,540,997	¥ 11,095,317
Domestic
Segment Reporting Information [Line Items]
Operating revenue	9,556,408	9,646,185	9,509,891
Foreign
Segment Reporting Information [Line Items]
Operating revenue	¥ 1,834,608	¥ 1,894,812	¥ 1,585,426